Operating expenses - Personnel costs and headcount (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2025 USD ($) employee
Operating expenses
Number of employees | employee		119	123	77
Amount of provision for restructuring | $				$ 1.1
Expense of restructuring activities	€ 7,288
Wages, salaries and similar costs	(12,443)	€ (12,081)	€ (11,007)
Payroll taxes	(12,718)	(3,491)	(3,376)
Provisions for retirement benefit obligations	799	(193)	(183)
Sharebased compensation expense	(25,481)	(3,580)	(3,969)
Total personnel costs	(49,842)	€ (19,345)	(18,535)
Inventiva S.A
Operating expenses
Number of employees | employee		110		60
Inventiva Inc.
Operating expenses
Number of employees | employee		9		17
Research and development expenses
Operating expenses
Wages, salaries and similar costs	(7,757)	€ (8,493)	(8,376)
Payroll taxes	(3,475)	(2,343)	(2,394)
Provisions for retirement benefit obligations	680	(124)	(124)
Sharebased compensation expense	(3,953)	(2,345)	(2,673)
Total personnel costs	(14,505)	(13,305)	(13,568)
Marketing - business development expenses
Operating expenses
Wages, salaries and similar costs	(75)	(212)	(181)
Payroll taxes	(10)	(16)	(19)
Sharebased compensation expense	(37)	(41)	(25)
Total personnel costs	(121)	(269)	(224)
General and administrative expenses
Operating expenses
Wages, salaries and similar costs	(4,611)	(3,376)	(2,450)
Payroll taxes	(9,233)	(1,132)	(963)
Provisions for retirement benefit obligations	120	(69)	(58)
Sharebased compensation expense	(21,491)	(1,194)	(1,272)
Total personnel costs	€ (35,215)	€ (5,771)	€ (4,743)